Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE (PVP)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(3) ($)	Net Loss (in thousands)(4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	3,363,100	8,343,921	2,992,376	6,222,606	250.75	(60,377)
2024	1,910,447	2,295,093	1,237,208	1,564,845	141.60	(97,045)
2023	1,056,962	598,839	2,486,737	946,121	88.88	(374,110)

(1)
Mr. Pacala served as principal executive officer (PEO) for 2025, 2024 and 2023. Our non-PEO named executive officers (NEOs) included Mr. Frichtl and Mr. Gianella for 2025, Mr. Frichtl and Ms. Chung for 2024, Mark Weinswig, Darien Spencer, Anna Brunelle and Adam Dolinko for 2023. Amounts shown reflect Summary Compensation Table total compensation for our PEO and NEOs in each year.

(2)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at what intrinsic value they will actually vest.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2025
SCT Total	$3,363,100
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,469,500)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$4,959,174
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$0
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,209,533
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,281,614
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0
Compensation Actually Paid	$8,343,921

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2025
Average SCT Total	$2,992,376
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,405,750)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$4,823,924
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$0
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$384,845
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$427,211
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0
Average Compensation Actually Paid	$6,222,606

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
(3)
Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2022 through the end of the applicable fiscal year. The Company has not paid a dividend during that time.

(4)	The dollar amounts reported represent the net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Mr. Pacala served as principal executive officer (PEO) for 2025, 2024 and 2023. Our non-PEO named executive officers (NEOs) included Mr. Frichtl and Mr. Gianella for 2025, Mr. Frichtl and Ms. Chung for 2024, Mark Weinswig, Darien Spencer, Anna Brunelle and Adam Dolinko for 2023. Amounts shown reflect Summary Compensation Table total compensation for our PEO and NEOs in each year.

PEO Total Compensation Amount	$ 3,363,100	$ 1,910,447	$ 1,056,962
PEO Actually Paid Compensation Amount	$ 8,343,921	2,295,093	598,839
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at what intrinsic value they will actually vest.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2025
SCT Total	$3,363,100
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,469,500)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$4,959,174
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$0
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,209,533
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,281,614
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0
Compensation Actually Paid	$8,343,921

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,992,376	1,237,208	2,486,737
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,222,606	1,564,845	946,121
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at what intrinsic value they will actually vest.

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2025
Average SCT Total	$2,992,376
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,405,750)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$4,823,924
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$0
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$384,845
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$427,211
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0
Average Compensation Actually Paid	$6,222,606

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s TSR during the period 2023-2025.
Compensation Actually Paid vs. Net Income	The chart below illustrates the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Loss during the period 2023-2025.
Total Shareholder Return Amount	$ 250.75	141.6	88.88
Net Income (Loss)	$ (60,377,000)	$ (97,045,000)	$ (374,110,000)
PEO Name	Mr. Pacala	Mr. Pacala	Mr. Pacala
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,469,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,959,174
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,209,533
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,281,614
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,405,750)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,823,924
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	384,845
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	427,211
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0